Report of Independent
Registered Public Accounting
Firm
To the Board of Trustees of Callodine
Specialty Income Fund and
Shareholders of Callodine Specialty
Income Fund
In planning and performing our audit
of the financial statements of
Callodine Specialty Income Fund (the
Fund ) as of and for the period ended
December 31, 2025, in accordance
with the standards of the Public
Company Accounting Oversight Board
(United States) (PCAOB), we
considered the Fund s internal control
over financial reporting, including
controls over safeguarding securities,
as a basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Fund s internal
control over financial reporting.
Accordingly, we do not express an
opinion on the effectiveness of the
Fund s internal control over financial
reporting.
The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of controls.
A company s internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the
preparation of financial statements
for external purposes in accordance
with generally accepted accounting
principles. A company s internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that
receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
company s assets that could have a
material effect on the financial
statements.
Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control over
financial reporting, such that there is
a reasonable possibility that a
material misstatement of the
company s annual or interim financial
statements will not be prevented or
detected on a timely basis.
Our consideration of the Fund s
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control over
financial reporting that might be
material weaknesses under standards
established by the PCAOB. However,
we noted no deficiencies in the Fund
s internal control over financial
reporting and its operation, including
controls over safeguarding securities,
that we consider to be a material
weakness as defined above as of
December 31, 2025.
This report is intended solely for the
information and use of the Board of
Trustees of Callodine Specialty
Income Fund and the Securities and
Exchange Commission and is not
intended to be and should not be
used by anyone other than these
specified parties.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 27, 2026